LONG-TERM OPERATING COMMITMENTS - Purchase of electricity and fuel (Details) R$ in Thousands	Dec. 31, 2024 BRL (R$)
2026 | Sale of Energy
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	R$ 7,038,602
2026 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	2,652,329
2027 | Sale of Energy
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	5,584,011
2027 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	2,540,445
2028 | Sale of Energy
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	5,521,017
2028 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	2,021,558
2029 | Sale of Energy
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	5,505,814
2029 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	1,690,966
2030 | Sale of Energy
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	5,505,846
2030 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	1,693,667
After 2030 | Sale of Energy
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	59,005,330
After 2030 | Energy purchase
Long term purchase of capital commitment [Line Items]
Long-term commitments related to contracts for purchase of electricity and fuel	R$ 9,101,425